Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Schedule of earnings per share
Management believe the use of non-GAAP financial measures such as adjusted earnings, as reconciled in the table below, per share more closely reflects the underlying earnings per share performance.

	2017	2016	2015
	$M	$M	$M
Basic earnings:
Net income	11.5	21.9	16.1
Adjusted earnings:
Accounting charges relating to acquisitions and disposals of businesses
Unwind of discount on deferred contingent consideration from acquisitions	0.2	0.4	0.4
Acquisitions and disposals (Note 5)	(1.3)	(0.2)	2.0
Amortization on acquired intangibles	1.2	1.0	1.4
IAS 19R retirement benefits finance charge	1.8	2.1	3.0
Profit on sale of redundant site (Note 5)	(0.4)	(2.1)	—
Changes to defined benefit pension plans (Note 5)	—	(0.6)	(18.0)
Restructuring and other expense (Note 5)	21.6	2.2	22.4
Other share based compensation charges	2.2	1.4	1.3
Impact from U.S. tax reform	(6.0)	—	—
Income tax thereon	(3.2)	(1.4)	0.9
Adjusted net income	27.6	24.7	29.5
Weighted average number of £0.50 ordinary shares:
For basic earnings per share	26,460,947	26,443,662	26,918,987
Exercise of share options	541,223	270,997	453,736
For diluted earnings per share	27,002,170	26,714,659	27,372,723
Earnings per share using weighted average number of ordinary shares outstanding:
Basic
Adjusted	$1.04	$0.93	$1.10
Unadjusted	$0.43	$0.83	$0.60
Diluted
Adjusted	$1.02	$0.92	$1.08
Unadjusted	$0.43	$0.82	$0.59